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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21753
                                   ---------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B       Yardley, Pennsylvania        19067
--------------------------------------------------------------------------------
                   (Address of principal executive offices)         (Zip code)

                                  Christy Oeth

 Church Capital Management, LLC    301 Oxford Valley Road    Yardley, PA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (215) 321-1900
                                                     ----------------------

Date of fiscal year end:         November 31, 2006
                          ---------------------------------------

Date of reporting period:        February 28, 2006
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 51.7%                                  VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 4.0%
  10,000     DIRECTV Group, Inc. (a)                              $    157,600
   3,000     Gannett Co., Inc.                                         186,480
  17,500     Time Warner, Inc.                                         302,925
                                                                 -------------
                                                                       647,005
                                                                 -------------
             CONSUMER STAPLES -- 1.7%
  14,000     Coca-Cola Enterprises, Inc.                               275,100
                                                                 -------------

             ENERGY -- 5.6%
   8,500     Cimarex Energy Co.                                        362,610
   9,000     Royal Dutch Shell PLC - ADR                               544,320
                                                                 -------------
                                                                       906,930
                                                                 -------------
             FINANCIALS -- 6.8%
  12,000     Bank of America Corp.                                     550,200
  12,000     Citigroup, Inc.                                           556,440
                                                                 -------------
                                                                     1,106,640
                                                                 -------------
             HEALTHCARE -- 10.2%
   8,000     Baxter International, Inc.                                302,800
  10,000     Beckman Coulter, Inc.                                     539,500
   8,000     Biogen Idec, Inc. (a)                                     378,000
  12,000     Biomet, Inc.                                              436,800
                                                                 -------------
                                                                     1,657,100
                                                                 -------------
             INDUSTRIALS -- 6.2%
  18,000     General Electric Co.                                      591,660
  10,000     Honeywell International, Inc.                             409,500
                                                                 -------------
                                                                     1,001,160
                                                                 -------------
             INFORMATION TECHNOLOGY -- 12.9%
  12,000     Activision, Inc. (a)                                      150,000
   9,000     Agilent Technologies, Inc. (a)                            324,000
   7,000     Corning, Inc. (a)                                         170,870
   4,000     Electronic Arts, Inc. (a)                                 207,880
   7,500     Maxim Integrated Products, Inc.                           293,175
  17,500     Microsoft Corp.                                           470,750
  16,000     Texas Instruments, Inc.                                   477,600
                                                                 -------------
                                                                     2,094,275
                                                                 -------------
             MATERIALS -- 4.3%
  13,000     Alcoa, Inc.                                               381,160
   7,500     Dow Chemical Co. (The)                                    322,725
                                                                 -------------
                                                                       703,885
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $8,407,667)               $   8,392,095
                                                                 -------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     EXCHANGE TRADED FUNDS -- 31.4%                          VALUE
--------------------------------------------------------------------------------
   7,500     Energy Select Sector SPDR Fund                       $    391,875
   1,500     Oil Service HOLDRs Trust                                  204,390
  35,000     SPDR Trust Series 1                                     4,490,500
                                                                 -------------

             TOTAL EXCHANGE TRADED FUNDS (Cost $5,087,426)       $   5,086,765
                                                                 -------------

================================================================================
 PAR VALUE   REPURCHASE AGREEMENTS -- 17.4%                         VALUE
--------------------------------------------------------------------------------
$2,827,915   U.S. Bank N.A., 4.00%, dated 02/28/06, due 03/01/06
               repurchase proceeds: $2,828,229 (Cost $2,827,915) $   2,827,915
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 100.5%
              (Cost $16,323,008)                                 $  16,306,775

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)           (82,680)
                                                                 -------------

             NET ASSETS -- 100.0%                                $  16,224,095
                                                                 =============

          (a)  Non-income producing security.

     ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
================================================================================
 PAR VALUE     COMMERCIAL PAPER -- 89.1%                              VALUE
--------------------------------------------------------------------------------
$  1,500,000   Allied Irish Banks PLC, 4.54%, 04/07/06           $   1,493,001
   1,500,000   American Express Co., 4.60%, 05/02/06                 1,488,117
   1,000,000   American General Finance Corp., 4.50%, 03/20/06         997,625
     500,000   American Honda Motor Co., Inc., 4.54%, 04/10/06         497,478
   2,000,000   Anheuser-Busch Cos., Inc., 4.47%, 04/27/06            1,985,845
   1,500,000   Chevron Corp., 4.44%, 03/28/06                        1,495,005
   1,000,000   Citigroup, Inc., 4.48%, 03/22/06                        997,387
     600,000   Estee Lauder Cos., Inc. (The), 4.46%, 03/09/06          599,405
     250,000   Freddie Mac, 4.41%, 03/03/06                            249,939
   1,000,000   Gannett Co., Inc., 4.49%, 04/04/06                      995,759
   1,000,000   General Electric Co., 4.48%, 03/02/06                   999,875
     500,000   General Electric Co., 4.52%, 03/31/06                   498,117
   1,000,000   GlaxoSmithKline PLC, 4.60%, 05/11/06                    990,928
     750,000   Harley-Davidson Inc., 4.47%, 03/17/06                   748,510
   2,000,000   Hitachi, Ltd., 4.52%, 03/15/06                        1,996,484
   1,500,000   Household Finance Corp., 4.50%, 03/27/06              1,495,125
   1,300,000   International Lease Finance Corp., 4.49%, 03/09/06    1,298,703
     600,000   JPMorgan Chase & Co., 4.48%, 03/10/06                   599,328
     765,000   Kimberly-Clark Corp., 4.47%, 03/13/06                   763,860
   1,500,000   LaSalle Bank N.A., 4.54%, 04/19/06                    1,490,731
     750,000   MassMutual Corp., 4.47%, 03/20/06                       748,231
   1,000,000   MetLife, Inc., 4.63%, 05/11/06                          990,869
   2,311,000   National Rural Utilities Cooperative Finance Corp.,
                 4.47%, 03/08/06                                     2,308,991
   1,500,000   Nestle Capital Corp., 4.46%, 03/06/06                 1,499,071
     670,000   Parker-Hannifin Corp., 4.53%, 03/10/06                  669,241
     975,000   Sharp Electronics Corp., 4.55%, 04/03/06                970,933
   2,000,000   Shell International Finance, 4.43%, 03/23/06          1,994,585
     800,000   Sysco Corp., 4.47%, 03/23/06                            797,815
   1,600,000   Toyota Motor Corp., 4.53%, 04/10/06                   1,591,947
   1,265,000   UBS AG, 4.50%, 03/08/06                               1,263,893
     366,000   UBS AG, 4.67%, 05/24/06                                 362,012
   1,000,000   Westpac Banking Corp., 4.50%, 03/01/06                1,000,000
                                                                   -----------

               TOTAL COMMERCIAL PAPER (Cost $35,878,810)         $  35,878,810
                                                                 -------------


================================================================================
 PAR VALUE     U.S. GOVERNMENT SECURITIES -- 2.2%                     VALUE
--------------------------------------------------------------------------------

$    900,000   Federal Home Loan Bank, 4.40%, 03/14/06
                 (Cost $898,570)                                 $     898,570
                                                                   -----------

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    REPURCHASE AGREEMENTS -- 9.0%                          VALUE
--------------------------------------------------------------------------------
$  3,624,881   U.S. Bank N.A., 4.25%, dated 02/28/06, due 03/01/06
               repurchase proceeds: $3,625,309 (Cost $3,624,881) $   3,624,881
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE -- 100.3%
                 (Cost $40,402,261)                              $  40,402,261

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)        (143,573)
                                                                 -------------

               NET ASSETS -- 100.0%                              $  40,258,688
                                                                 =============

See accompanying notes to Schedule of Investments.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)



1. SECURITIES VALUATION

The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Board") of the Church Capital Investment Trust. Short-term investments with maturities of less than 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of February 28, 2006:



                                                        Church Capital
                                     Church Capital      Money Market
                                       Value Trust          Fund
                                     --------------     --------------

Cost of portfolio investments         $ 16,323,008       $ 40,402,261
                                     ==============     ==============

Gross unrealized appreciation         $    127,922       $       --

Gross unrealized depreciation             (144,156)              --
                                     --------------     --------------

Net unrealized appreciation           $    (16,234)      $       --
                                     ==============     ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Church Capital Investment Trust
             --------------------------------------------------------------



By (Signature and Title)*    /s/ Gregory A. Church
                           ------------------------------------------------
                           Gregory A. Church, President


Date          April 19, 2006
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ Gregory A. Church
                          -------------------------------------------------
                          Gregory A. Church, President


Date          April 19, 2006
      ----------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------------
                          Mark J. Seger, Treasurer


Date          April 19, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.